UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

June 30, 2007

 unaudited

Common stocks — 92.66%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 20.56%
Jumbo SA1,2	4,824,956	$167,457
Schibsted ASA[1]	3,138,000	143,308
Saks Inc.	5,938,100	126,778
Central European Media Enterprises Ltd., Class A3	1,270,500	123,975
Fourlis[1,2]	4,074,000	121,171
Korea Kumho Petrochemical Co., Ltd.[1,2]	1,810,940	116,216
Lojas Renner SA, ordinary nominative	5,950,000	112,043
Praktiker Bau- und Heimwerkermärkte Holding AG1	2,666,383	108,145
Cyrela Brazil Realty SA, ordinary nominative	8,671,000	107,505
CarMax, Inc.[3]	3,800,000	96,900
Banyan Tree Holdings Ltd.[1,2]	50,418,000	86,721
Tupperware Brands Corp.	2,975,000	85,501
Lions Gate Entertainment Corp.[2,3]	7,728,500	85,245
American Axle & Manufacturing Holdings, Inc.[2]	2,850,000	84,417
Scientific Games Corp.[3]	2,400,000	83,880
Pantaloon Retail (India) Ltd.[1]	6,643,120	81,314
Arbitron Inc.[2]	1,496,760	77,128
CKE Restaurants, Inc.[2]	3,725,000	74,761
Aristocrat Leisure Ltd.[1]	6,044,143	73,545
Rightmove PLC[1]	5,759,450	72,276
Blue Nile, Inc.[2,3]	1,169,940	70,664
Honeys Co., Ltd.[1,2]	1,739,690	70,127
Nitori Co., Ltd.[1]	1,378,600	68,686
AB Lindex[1,2]	5,118,000	68,684
Jackson Hewitt Tax Service Inc.[2]	2,390,000	67,183
Toyoda Gosei Co., Ltd.[1]	2,250,000	63,387
Keihin Corp.[1]	3,284,000	63,258
Cheil Industries Inc.[1]	1,300,000	62,533
Truworths International Ltd.[1]	11,675,000	60,490
Debenhams PLC[1]	23,270,000	60,292
CTC Media, Inc.[3]	2,200,000	59,708
Bob Evans Farms, Inc.	1,600,000	58,960
Ekornes ASA[1,2]	2,237,598	50,840
Life Time Fitness, Inc.[3]	940,000	50,036
ServiceMaster Co.	3,200,000	49,472
Polaris Industries Inc.	900,000	48,744
GOME Electrical Appliances Holding Ltd.[1]	31,663,000	48,520
Getty Images, Inc.[3]	1,000,000	47,810
Galaxy Entertainment Group Ltd.[1,3]	48,801,000	47,504
Hürriyet Gazetecilik ve Matbaacilik AS1,3	16,735,985	46,289
Pinnacle Entertainment, Inc.[3]	1,630,000	45,884
Restaurant Group PLC[1]	6,853,333	45,161
Café de Coral Holdings Ltd.[1]	23,750,000	45,025
Chipotle Mexican Grill, Inc., Class B3	288,000	22,645
Chipotle Mexican Grill, Inc., Class A3	255,000	21,746
Trigano SA1	736,250	43,604
GEOX SpA[1]	2,346,080	43,218
Tokai Rika Co., Ltd.[1]	1,568,100	42,768
Nishimatsuya Chain Co., Ltd.[1]	2,485,000	42,153
Citi Trends, Inc.[2,3]	1,081,500	41,054
Fleetwood Enterprises, Inc.[2,3]	4,405,000	39,865
Crocs, Inc.[3]	900,000	38,727
Hankook Tire Co., Ltd.[1]	2,080,000	37,364
Quiksilver, Inc.[3]	2,600,000	36,738
IBT Education Ltd.[1,2]	21,727,690	35,024
Lifestyle International Holdings Ltd.[1]	8,630,000	33,563
RNB Retail and Brands AB1	2,655,000	32,881
Hana Tour Service Inc.[1]	338,200	32,861
Halfords Group PLC[1]	4,200,000	32,638
Blyth, Inc.	1,175,000	31,231
Tractor Supply Co.[3]	593,700	30,902
Kuoni Reisen Holding AG, Class B1	49,785	29,889
Valentino Fashion Group SpA[1]	635,000	29,549
Nien Made Enterprise Co., Ltd.[1,2]	26,156,000	29,160
Valassis Communications, Inc.[3]	1,675,000	28,793
P.F. Chang’s China Bistro, Inc.[3]	800,000	28,160
Jamba, Inc.[2,3]	3,075,000	28,105
Musashi Seimitsu Industry Co., Ltd.[1]	1,071,700	27,669
Hemtex AB1	1,435,000	27,474
Entertainment Rights PLC[1,2,3]	42,500,000	27,245
Big Lots, Inc.[3]	900,000	26,478
Talbots, Inc.	1,049,875	26,278
Shuffle Master, Inc.[3]	1,530,000	25,398
Cedar Fair, L.P.	879,500	24,819
PETsMART, Inc.	750,000	24,337
Furniture Brands International, Inc.	1,700,000	24,140
Applebee’s International, Inc.	1,000,000	24,100
Bijou Brigitte modische Accessoires AG1	127,000	23,787
ValueVision Media, Inc., Class A2,3	2,050,000	23,206
Williams-Sonoma, Inc.	730,000	23,053
Fontainebleau Resorts LLC, Class A, non-voting units[1,3,4]	1,900,000	22,800
JJB Sports PLC[1]	4,390,500	22,400
Peet’s Coffee & Tea, Inc.[2,3]	877,000	21,601
Zumiez Inc.[3]	570,000	21,535
Bloomsbury Publishing PLC[1,2]	5,405,000	21,433
XM Satellite Radio Holdings Inc., Class A3	1,800,000	21,186
Children’s Place Retail Stores, Inc.[3]	400,000	20,656
Denny’s Corp.[3]	4,500,000	20,025
PetMed Express, Inc.[2,3]	1,500,000	19,260
Gafisa SA, ordinary nominative	1,150,500	18,024
Fisher & Paykel Appliances Holdings Ltd.[1]	6,450,000	17,298
Asahi India Glass Ltd.[1]	6,685,163	17,180
Cheng Shin Rubber (Xiamen) Ind., Ltd.[1]	13,358,477	17,134
Austar United Communications Ltd.[1,3]	11,671,576	16,415
Urban Outfitters, Inc.[3]	675,000	16,220
Fu Sheng Industrial Co., Ltd.[1,3]	13,225,920	15,029
TOD’S SpA[1]	162,000	14,457
Stockmann Oyj, Class B1	336,481	14,335
TAKKT AG1	801,778	14,279
DeVry Inc.	400,000	13,608
Advance Auto Parts, Inc.	325,000	13,172
YBM Sisa.com Inc.[1,2]	673,198	12,929
Pumpkin Patch Ltd.[1]	4,970,107	12,851
Prime Success International Group Ltd.[1]	15,200,000	12,616
Submarino SA, ordinary nominative	300,000	12,497
Rambler Media Ltd.[1,3]	277,360	12,493
ElringKlinger AG1	135,000	12,317
BJ’s Restaurants Inc.[3]	590,000	11,647
Texwinca Holdings Ltd.[1]	13,330,000	11,016
Land & Houses PCL[1]	50,000,000	10,828
Sharper Image Corp.[2,3]	950,000	10,820
Audible, Inc.[3]	1,045,536	10,539
OSIM International Ltd.[1]	20,993,000	9,747
Largan Precision Co., Ltd.[1]	675,000	9,502
Boyd Gaming Corp.	185,800	9,139
Cosi, Inc.[3]	2,000,000	9,120
Cost Plus, Inc.[3]	1,000,000	8,480
Nobia AB1	674,700	8,395
Haseko Corp.[1,3]	2,830,000	8,377
Fossil, Inc.[3]	278,000	8,198
Formosa International Hotels Corp.[1]	755,756	8,167
Bright Horizons Family Solutions, Inc.[3]	200,000	7,782
Agora SA1	506,000	7,651
Next Media Ltd.[1]	22,100,000	7,549
Triarc Companies, Inc., Class A	467,900	7,426
Rinnai Corp.[1]	230,000	7,163
Restoration Hardware, Inc.[3]	1,200,000	6,696
Spot Runner, Inc.[1,3,4]	1,313,877	6,123
Sanctuary Group PLC[1,2,3]	14,412,733	5,753
Progressive Gaming International Corp.[3]	951,700	5,586
Gaming VC Holdings SA1,2	2,023,800	5,501
TVN SA1	666,005	5,396
Handsome Co. Ltd.[1]	225,000	3,791
Nien Hsing Textile Co., Ltd.[1]	3,000,000	2,131
La-Z-Boy Inc.	134,737	1,544
Hi-Lex Corp.[1]	3,200	48
		5,136,030

INDUSTRIALS — 17.07%
Samsung Engineering Co., Ltd. [1,2]	2,580,197	272,456
Container Corp. of India Ltd.[1]	2,891,794	167,556
GS Engineering & Construction Corp.[1]	1,072,127	128,546
MSC Industrial Direct Co., Inc., Class A	2,175,000	119,625
A-TEC Industries AG1,2	453,250	116,643
JetBlue Airways Corp.[2,3]	9,450,000	111,037
Murray & Roberts Holdings Ltd.[1]	12,058,000	109,653
Aalberts Industries NV1	3,971,000	109,037
Klöckner & Co AG1	1,447,000	105,082
Michael Page International PLC[1]	8,771,190	92,133
Daelim Industrial Co., Ltd.[1]	588,640	87,586
Corrections Corporation of America[3]	1,325,000	83,621
Hyundai Mipo Dockyard Co., Ltd.[1]	274,370	76,277
Actuant Corp., Class A	1,125,000	70,942
Boart Longyear Ltd.[1,3,4]	33,000,000	62,340
Boart Longyear Ltd.[1,3]	2,930,926	5,537
Koninklijke BAM Groep NV1	2,315,000	65,312
Mine Safety Appliances Co.	1,475,500	64,568
Michaniki SA1,2	4,350,000	49,171
Michaniki SA, preference shares[1,2]	1,687,900	14,509
Singapore Post Private Ltd.[1]	76,571,664	63,516
UAP Holding Corp.	2,020,300	60,892
Genesis Lease Ltd. (ADR)[2]	2,190,000	60,006
KBR, Inc.[3]	2,248,000	58,965
MISUMI Group Inc.[1]	3,462,000	58,547
Pyeong San Co., Ltd.[1,2]	1,150,140	55,900
United Stationers Inc.[3]	832,200	55,458
TK Corp.[1,2]	1,580,000	54,496
IJM Corp. Bhd.[1]	20,840,000	50,679
ELLINIKI TECHNODOMIKI TEB SA1	3,810,000	49,984
Samsung Techwin Co., Ltd.[1]	932,660	49,207
American Reprographics Co.[3]	1,580,000	48,648
Chart Industries, Inc.[2,3]	1,613,500	45,888
Northgate PLC[1]	2,230,000	45,647
TaeWoong Co., Ltd.[1]	635,000	44,554
Acuity Brands, Inc.	727,000	43,824
Downer EDI Ltd.[1]	7,000,000	43,535
ALL - América Latina Logística, units	3,064,000	41,962
LS Industrial Systems Co., Ltd.[1]	959,000	40,438
ChoicePoint Inc.[3]	950,000	40,328
Bradken Ltd.[1]	4,389,221	39,576
Grontmij NV1	790,000	37,252
Pentair, Inc.	950,000	36,641
Shenzhen Expressway Co. Ltd., Class H1	42,916,000	33,480
Altra Holdings, Inc.[2,3]	1,905,548	32,928
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	659,300	32,517
Wilh. Wilhelmsen ASA, Class A1	799,600	32,311
Uponor Oyj[1]	790,000	30,642
Delachaux SA1	304,000	29,211
Kingspan Group PLC[1]	1,020,000	28,524
Goodpack Ltd.[1]	19,678,000	28,148
Hagemeyer NV1	5,310,000	27,333
G&K Services, Inc., Class A	650,000	25,681
Trakya Cam Sanayii AS1	6,873,293	24,887
JVM Co., Ltd.[1,2]	411,000	24,406
Hyunjin Materials Co., Ltd.[1]	547,100	24,372
Aboitiz Equity Ventures, Inc.[1]	134,250,000	24,358
Transmile Group Bhd.[1,2]	17,550,000	23,075
Jain Irrigation Systems Ltd.[1]	1,935,000	22,920
Corporate Executive Board Co.	350,000	22,718
Federal Signal Corp.	1,425,000	22,600
TransDigm Group Inc.[3]	550,000	22,253
Kelly Services, Inc., Class A	800,000	21,968
EnerSys[3]	1,200,000	21,960
Beacon Roofing Supply, Inc.[3]	1,286,000	21,849
Continental Airlines, Inc., Class B3	640,000	21,677
Chen Hsong Holdings Ltd.[1]	25,084,000	20,876
Watsco, Inc.	382,000	20,781
Corporate Express NV1	1,351,800	20,682
AirAsia Bhd.[1,3]	37,143,800	20,463
Emeco Holdings Ltd.[1]	14,010,000	19,560
Georg Fischer Ltd[1,3]	25,850	19,469
Ballast Nedam NV1	337,495	18,281
Permasteelisa SpA[1]	615,000	17,257
Halla Engineering & Construction Corp.[1,2]	626,000	17,140
InnerWorkings, Inc.[3]	1,050,000	16,821
I. Kloukinas - I. Lappas SA1	1,080,000	16,370
KCC Corp.[1]	35,800	16,275
OSG CORP.[1]	1,164,000	16,031
Santos-Brasil SA, units	1,000,000	15,303
Silitech Technology Corp.[1]	2,896,598	15,182
Seco Tools AB, Class B1	765,000	14,747
PRONEXUS INC.[1]	1,627,000	14,116
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B (ADR)[3]	500,000	13,735
Intertek Group PLC[1]	700,000	13,713
Havell’s India Ltd.[1]	1,150,335	13,691
Hubbell Inc., Class B	250,000	13,555
Briggs & Stratton Corp.	425,000	13,413
AeroVironment, Inc.[3]	644,650	13,286
Krones AG1	55,000	12,830
Geberit AG1	74,000	12,626
Curtiss-Wright Corp.	268,600	12,519
Nexans SA1	75,000	12,465
Spirax-Sarco Engineering PLC[1]	605,000	12,126
Stork NV1	184,800	11,996
Wabash National Corp.	800,000	11,704
Aker American Shipping ASA[1,3]	544,600	11,518
Vedior NV1	385,000	11,506
Rollins, Inc.	500,000	11,385
Latécoère SA1	323,626	10,889
Prosegur Compañía de Seguridad, SA1	282,000	10,802
Max India Ltd.[1,3]	1,795,000	10,766
Herman Miller, Inc.	327,500	10,349
Korea Electric Terminal Co., Ltd.[1]	350,000	9,488
Taiwan Secom Co., Ltd.[1]	5,515,900	9,435
Hong Kong Aircraft Engineering Co. Ltd.[1]	600,000	9,137
G-Shank Enterprise Co., Ltd.[1]	3,936,000	9,020
Royal Boskalis Westminster NV1	226,500	9,005
NEPES Corp.[1,3]	701,634	8,474
Grafton Group PLC, units[1]	575,000	8,204
Österreichische Post AG1	170,129	7,563
BELIMO Holding AG1	6,300	6,798
Ansaldo STS SpA[1,3]	390,000	5,155
Imagelinx PLC[1,2,3]	21,385,714	536
ZOOTS[1,2,3,4]	25,173	234
		4,264,669

INFORMATION TECHNOLOGY — 11.34%
Kingboard Chemical Holdings Ltd.[1,2]	49,934,200	229,493
Novell, Inc.[2,3]	17,978,000	140,049
Tripod Technology Corp.[1,2]	24,979,920	127,774
CNET Networks, Inc.[2,3]	10,655,000	87,264
SEEK Ltd.[1]	12,276,012	76,652
NHN Corp.[1,3]	382,530	69,725
Mentor Graphics Corp.[2,3]	5,078,000	66,877
NAVTEQ Corp.[3]	1,558,300	65,978
Venture Corp. Ltd.[1]	5,969,600	61,305
SkillSoft PLC (ADR)[2,3]	6,250,000	58,062
NCsoft Corp.[1,3]	577,000	55,091
Semtech Corp.[2,3]	3,150,000	54,589
SINA Corp.[3]	1,248,200	52,250
Fairchild Semiconductor International, Inc.[3]	2,665,000	51,488
Kingboard Laminates Holdings Ltd.[1,3]	54,686,236	50,691
Cree, Inc.[3]	1,950,000	50,408
Net 1 UEPS Technologies, Inc.[3]	2,043,000	49,338
Diebold, Inc.	925,700	48,322
Red Hat, Inc.[3]	1,925,000	42,889
Konami Corp.[1]	1,832,400	41,977
Applied Micro Circuits Corp.[2,3]	16,275,000	40,688
Unisteel Technology Ltd.[1,2]	27,090,000	39,666
Gartner, Inc.[3]	1,600,000	39,344
MoneyGram International, Inc.	1,400,000	39,130
Xchanging PLC[1,3]	7,293,160	37,849
Vishay Intertechnology, Inc.[3]	2,350,000	37,177
Cypress Semiconductor Corp.[3]	1,500,000	34,935
ORBCOMM Inc.[2,3]	2,106,000	34,559
Spansion Inc., Class A3	3,074,500	34,127
Veeco Instruments Inc.[2,3]	1,598,523	33,153
Hana Microelectronics PCL[1]	40,425,000	33,068
Tessera Technologies, Inc.[3]	800,000	32,440
Wacom Co., Ltd.[1]	14,170	31,406
Echelon Corp.[2,3]	2,000,000	31,260
Internet Capital Group, Inc.[2,3]	2,500,000	31,000
SFA Engineering Corp.[1,2]	592,140	30,805
MacDonald, Dettwiler and Associates Ltd.[3]	700,000	29,125
Littelfuse, Inc.[3]	850,000	28,705
austriamicrosystems AG, non-registered shares[1,3]	375,000	27,840
ASM Pacific Technology Ltd.[1]	3,840,000	27,829
Arm Holdings PLC[1]	9,395,000	27,450
TIBCO Software Inc.[3]	2,862,500	25,906
SRA International, Inc., Class A3	1,000,000	25,260
Orbotech Ltd.[3]	1,128,317	25,184
National Instruments Corp.	725,000	23,613
SEZ Holding AG, Class A1	757,000	23,346
Rogers Corp.[3]	600,000	22,200
O2Micro International Ltd. (ADR)[2,3]	2,000,000	22,150
Compal Electronics, Inc.[1]	20,000,000	21,690
Euronet Worldwide, Inc.[3]	471,000	13,734
Euronet Worldwide, Inc.[3,4]	200,000	5,832
Varian Semiconductor Equipment Associates, Inc.[3]	487,500	19,529
Chicony Electronics Co., Ltd.[1]	9,733,500	18,659
McAfee, Inc.[3]	500,000	17,600
Funcom NV1,2,3	2,650,750	17,544
LoopNet, Inc.[3]	722,300	16,851
Ichia Technologies, Inc.[1,2,3]	16,995,177	16,463
CDNetworks Co., Ltd.[1,2,3]	647,173	15,807
Sanken Electric Co., Ltd.[1]	1,625,000	15,688
Wintek Corp.[1]	13,917,273	15,087
ValueClick, Inc.[3]	500,000	14,730
Simmtech Co., Ltd.[1]	1,020,000	14,664
Integrated Device Technology, Inc.[3]	960,000	14,659
Wistron Corp.[1]	7,625,000	14,297
SupportSoft, Inc.[2,3]	2,554,400	13,947
Rotork PLC[1]	730,300	13,314
Chartered Semiconductor Manufacturing Ltd[1,3]	15,021,000	13,266
Cogent, Inc.[3]	900,000	13,221
Spark Networks PLC (GDR)[1,2,3]	1,300,000	7,087
Spark Networks PLC (ADR)[2,3]	1,103,000	6,000
Advantech Co., Ltd.[1]	3,966,710	12,719
Intersil Corp., Class A	400,000	12,584
Stratasys, Inc.[3]	266,000	12,497
Ono Sokki Co., Ltd.[1,2]	1,609,000	11,732
Celestica Inc.[3]	1,750,000	10,938
Techwell, Inc.[3]	825,000	10,808
Vaisala Oyj, Class A1	200,000	10,531
InfoSpace.com, Inc.[3]	450,000	10,445
Intermec, Inc.[3]	400,000	10,124
PMC-Sierra, Inc.[3]	1,100,000	8,503
Taiflex Scientific Co., Ltd.[1]	4,463,663	8,276
Advanced Semiconductor Manufacturing Corp. Ltd., Class H1,3	73,536,000	7,337
Coretronic Corp.[1]	3,650,000	6,353
PDF Solutions, Inc.[3]	500,000	5,915
livedoor holdings Co., Ltd.[1,3]	75,320	4,892
Phoenix PDE Co., Ltd.[1,2]	1,500,000	4,874
Marchex, Inc., Class B	250,000	4,080
i2 Technologies, Inc.[3]	149,600	2,789
Infoteria Corp.[1,3]	2,577	2,561
KEC Holdings Co. Ltd.[1,3]	781,249	1,404
Avid Technology, Inc.[3]	33,400	1,181
Interflex Co., Ltd.[1,3]	163,893	1,059
DK UIL Co., Ltd.[1,3]	140,000	1,021
Orbiscom Ltd.[1,3,4]	3,905,874	156
PixelFusion PLC[1,3,4]	2,300,000	101
KEC Corp.[1,3]	20,000	25
MMC AS1,3,4	4,150,000	7
		2,832,018

FINANCIALS — 11.32%
Daegu Bank, Ltd.[1,2]	10,570,000	185,272
Pusan Bank[1,2]	11,726,500	168,938
Orco Property Group SA1,2	710,454	112,011
IndyMac Bancorp, Inc.[2]	3,839,435	111,996
Dolphin Capital Investors Ltd.[1,2,3]	32,021,860	107,925
MCB Bank Ltd.[1]	17,328,592	104,602
Kotak Mahindra Bank Ltd.[1]	5,493,262	91,067
Indiabulls Financial Services Ltd.[1]	6,193,648	90,202
HDFC Bank Ltd.[1]	3,119,000	88,297
Greek Postal Savings Bank SA1	3,672,400	85,939
Indiabulls Real Estate Ltd.[1,3]	8,069,292	83,176
East West Bancorp, Inc.	1,617,000	62,869
National Bank of Pakistan[1]	13,437,060	58,224
Challenger Financial Services Group Ltd.[1]	11,358,299	55,962
Banco Sofisa SA, preferred nominative[3]	7,132,400	52,539
Banco de Oro-EPCI, Inc.[1]	34,600,000	51,952
Pirelli & C. Real Estate S.p.A.[1]	865,000	50,262
Bank of Georgia (GDR)[1,3]	1,161,850	49,776
Interhyp AG1,2	454,850	49,508
Central Pattana PCL[1]	56,461,000	43,732
Jammu and Kashmir Bank Ltd.[1,2]	2,617,000	43,617
Unitech Corporate Parks PLC[1,2,3]	23,399,700	42,618
Globe Trade Center SA1,3	2,350,000	40,609
Topdanmark A/S1,3	235,700	40,221
Ascendas Real Estate Investment Trust[1]	18,336,550	35,215
UnionBank of the Philippines[1,3]	25,723,500	34,508
China Banking Corp.[1]	1,713,750	34,130
Hyundai Securities Co., Ltd.[1]	1,305,000	32,346
First Pacific Co. Ltd.[1]	44,300,000	32,094
Brascan Residential Properties SA, ordinary nominative	3,975,500	31,450
Cathay Real Estate Development Co. Ltd.[1,3]	51,250,000	30,045
Mercury General Corp.	521,000	28,712
BOK Financial Corp.	536,800	28,676
JSE Ltd.[1]	2,450,000	27,755
Northwest Bancorp, Inc.	1,055,000	27,578
Federal Agricultural Mortgage Corp., Class C	777,000	26,589
Gruppo MutuiOnline SpA[1,2,3]	3,160,000	25,662
AEON Credit Service (Asia) Co. Ltd.[1]	1,605,000	25,449
Oslo Børs Holding ASA[1]	1,002,335	24,402
Eastern Property Holdings Ltd.[1,2]	219,978	24,396
Daishin Securities Co., Ltd.[1]	732,000	23,559
Banco Macro SA, Class B (ADR)	707,400	23,252
Paraná Banco SA, preferred nominative, units[3]	431,840	22,848
AEON Mall Co., Ltd.[1]	706,800	21,672
Azimut Holding SpA[1]	1,245,000	21,201
Hung Poo Real Estate Development Corp.[1,2]	17,228,000	20,625
Banner Corp.	584,000	19,891
Robinsons Land Corp., Class B1	41,188,300	17,358
Russian Real Estate Investment Co. AB, Series B1,3	419,840	16,836
Centennial Bank Holdings, Inc.[3,4]	1,300,000	11,011
Centennial Bank Holdings, Inc.[3]	561,700	4,758
CastlePoint Holdings, Ltd.	1,045,200	15,354
PT Bank Niaga Tbk[1]	169,092,000	15,333
First Community Bancorp	250,000	14,302
Amata Corp. PCL[1]	26,800,000	13,112
Wilmington Trust Corp.	302,700	12,565
Thanachart Capital PCL[1]	29,509,200	12,371
Union Bank of India[1]	3,750,000	12,254
CapitaCommercial Trust Management Ltd.[1]	6,105,000	11,683
Tullett Prebon PLC[1]	1,285,000	11,458
City National Corp.	150,000	11,414
Kiatnakin Bank PCL[1]	12,200,000	11,050
Boursorama[1,3]	628,000	10,898
AmericanWest Bancorporation	550,000	10,027
Downey Financial Corp.	150,000	9,897
SpareBank 1 SR-Bank[1]	344,916	9,607
TICON Property Fund[1,2]	30,400,000	9,244
Naim Cendera Holdings Bhd.[1]	6,000,000	9,050
TMB Bank PCL[1,3]	143,000,000	9,023
VastNed Retail NV1	97,000	8,456
Sparebanken Midt-Norge[1]	700,227	8,297
Eurobancshares, Inc.[3]	879,700	7,979
Sumitomo Real Estate Sales Co., Ltd.[1]	100,000	7,807
First Niagara Financial Group, Inc.	550,000	7,205
Home Federal Bancorp, Inc.	430,000	7,134
TICON Industrial Connection PCL[1]	11,298,800	7,034
Desert Community Bank	231,000	5,301
SinoPac Financial Holdings Co. Ltd.[1]	9,965,500	4,774
First Regional Bancorp[3,4]	163,100	4,149
Public Financial Holdings Ltd.[1]	5,205,000	3,946
Heritage Financial Corp.	128,300	3,060
		2,827,116

HEALTH CARE — 9.98%
Kyphon Inc.[2,3]	3,243,047	156,153
Beckman Coulter, Inc.	1,810,000	117,071
Medicis Pharmaceutical Corp., Class A2	3,545,000	108,264
Integra LifeSciences Holdings Corp.[2,3]	2,165,000	106,994
Grifols, SA1,3	3,387,600	73,526
Sirona Dental Systems, Inc.[3]	1,934,951	73,199
ResMed Inc[3]	1,502,000	61,973
ResMed Inc (CDI)[1,3]	1,500,000	6,130
ArthroCare Corp.[3]	1,349,000	59,235
Sigma Pharmaceuticals Ltd.[1]	32,525,000	58,538
Greatbatch, Inc.[2,3]	1,744,400	56,519
American Medical Systems Holdings, Inc.[3]	2,893,700	52,202
Volcano Corp.[2,3]	2,436,800	49,248
Laboratorios Almirall, SA1,3	2,435,000	48,283
Mentor Corp.	1,177,100	47,884
Cochlear Ltd.[1]	918,610	47,373
Vital Signs, Inc.[2]	835,000	46,384
FoxHollow Technologies, Inc.[2,3]	2,176,400	46,227
China Medical Technologies, Inc. (ADR)[2,3]	1,395,500	44,405
Gerresheimer AG, non-registered shares[1,3]	835,000	43,229
Rhön-Klinikum AG1	705,200	42,494
Apollo Hospitals Enterprise Ltd.[1,2]	3,275,000	41,971
Hikma Pharmaceuticals PLC[1]	5,069,153	38,649
STERIS Corp.	1,250,000	38,250
Haemonetics Corp.[3]	721,000	37,932
Exelixis, Inc.[3]	2,889,800	34,967
Respironics, Inc.[3]	814,000	34,668
Valeant Pharmaceuticals International	2,050,000	34,214
Fisher & Paykel Healthcare Corp. Ltd.[1]	12,600,000	32,711
Adams Respiratory Therapeutics, Inc.[3]	787,410	31,016
BioMarin Pharmaceutical Inc.[3]	1,725,901	30,963
Par Pharmaceutical Companies, Inc.[3]	1,075,000	30,347
Advanced Magnetics, Inc.[3]	500,000	29,080
I-Flow Corp.[2,3]	1,719,000	28,776
Hologic, Inc.[3]	508,034	28,099
NuVasive, Inc.[3]	1,009,000	27,253
Nakanishi Inc.[1]	209,500	26,138
Insulet Corp.[2,3]	1,736,460	24,658
Applera Corp., Celera group[3]	1,940,000	24,056
Bumrungrad Hospital PCL[1]	16,572,300	22,918
Varian, Inc.[3]	400,000	21,932
Cardiome Pharma Corp.[3]	2,375,000	21,874
PSS World Medical, Inc.[3]	1,200,000	21,864
Hythiam, Inc.[2,3]	2,475,000	21,409
Intuitive Surgical, Inc.[3]	141,934	19,696
Top Glove Corp. Bhd.[1]	8,220,500	19,543
MWI Veterinary Supply, Inc.[3]	475,000	18,948
AngioDynamics, Inc.[3]	1,022,000	18,406
A&D Pharma Holdings NV (GDR)[1]	958,000	17,505
Biosensors International Group, Ltd.[1,3]	27,650,000	17,428
Invacare Corp.	935,000	17,139
Theravance, Inc.[3]	500,000	16,000
United Laboratories International Holdings Ltd.[1,3]	36,000,000	15,978
United Therapeutics Corp.[3]	250,000	15,940
Eclipsys Corp.[3]	775,000	15,345
Tecan Group Ltd.[1]	215,586	14,492
Advanced Medical Optics, Inc.[3]	400,000	13,952
Senomyx, Inc.[3]	1,024,400	13,829
MGI PHARMA, Inc.[3]	600,000	13,422
EGIS NYRT[1]	107,000	13,312
LifeCycle Pharma A/S1,3	1,300,000	12,926
Array BioPharma Inc.[3]	1,100,000	12,837
Acorda Therapeutics, Inc.[3]	742,600	12,669
Gentium SpA (ADR)[2,3,4]	750,000	12,375
Vical Inc.[2,3]	2,250,279	11,679
Northstar Neuroscience, Inc.[3]	935,500	10,880
Recordati SpA[1]	1,300,000	10,828
Verenium Corp.[3]	2,100,000	10,647
Introgen Therapeutics, Inc.[2,3]	2,677,100	9,638
Wright Medical Group, Inc.[3]	392,800	9,474
IDEXX Laboratories, Inc.[3]	100,000	9,463
Dade Behring Holdings, Inc.	175,000	9,296
Amplifon SpA[1]	1,075,980	8,925
ICU Medical, Inc.[3]	200,000	8,588
Tong Ren Tang Technologies Co., Ltd., Class H1	3,090,000	8,309
ZymoGenetics, Inc.[3]	500,000	7,305
Bausch & Lomb Inc.	90,000	6,250
Labopharm Inc.[3]	2,000,000	5,700
Apria Healthcare Group Inc.[3]	180,000	5,179
BIOLASE Technology, Inc.[3]	800,000	4,856
Arcadia Resources, Inc.[3,4]	3,749,999	4,687
Cytokinetics, Inc.[3]	676,500	3,822
Krka, dd, Novo mesto[1]	2,782	3,737
Vision-Sciences, Inc.[2,3]	1,884,500	2,733
Allied Medical Ltd.[1,3]	147,030	14
		2,492,828

ENERGY — 6.19%
OPTI Canada Inc.[2,3]	11,706,600	250,659
OPTI Canada Inc.[2,3,4]	420,000	8,993
Quicksilver Resources Inc.[2,3]	4,684,150	208,819
Oilexco Inc.[3]	6,808,600	82,902
Oilexco Inc. (GBP denominated)[1,3,4]	2,900,000	35,781
Oilexco Inc.[3,4]	520,000	6,332
Denbury Resources Inc.[3]	2,419,000	90,712
Banpu PCL[1]	7,094,100	55,018
Banpu PCL, nonvoting depositary receipt[1]	2,537,300	19,678
Denison Mines Corp.[3]	5,500,000	66,087
Bill Barrett Corp.[3]	1,645,500	60,604
Delta Petroleum Corp.[3]	2,820,000	56,626
Synenco Energy Inc., Class A2,3	2,701,000	38,615
Synenco Energy Inc., Class A2,3,4	1,100,000	15,726
First Calgary Petroleums Ltd.[3]	6,246,800	30,613
First Calgary Petroleums Ltd. (GBP denominated)[1,3]	4,800,000	23,293
Oceaneering International, Inc.[3]	1,000,000	52,640
WorleyParsons Ltd.[1]	1,705,556	49,041
Paladin Resources Ltd (CAD denominated)[3]	6,000,000	41,843
Paladin Resources Ltd[1,3]	718,074	4,985
BA Energy Inc.[1,2,3,4]	5,661,692	42,685
Expro International Group PLC[1]	2,000,000	38,954
Regal Petroleum PLC[1,2,3]	7,817,000	36,780
Warren Resources, Inc.[2,3]	2,750,000	32,120
Uranium One Inc.[3]	2,250,000	28,774
FMC Technologies, Inc.[3]	350,000	27,727
PNOC Energy Development Corp.[1]	208,263,000	25,205
Southwestern Energy Co.[3]	500,000	22,250
VeraSun Energy Corp.[3]	1,060,000	15,349
Centennial Coal Co. Ltd.[1]	5,927,391	15,244
China Oilfield Services Ltd., Class H1	12,895,000	13,018
Sterling Energy PLC[1,3]	37,700,000	12,209
Core Laboratories NV3	100,000	10,169
Bankers Petroleum Ltd.[3]	13,703,800	6,716
Bankers Petroleum Ltd.[3,4]	2,200,000	1,078
Energy Resources of Australia Ltd[1]	423,585	6,842
Caspian Energy Inc. (GBP denominated)[1,2,3]	3,450,000	2,505
Caspian Energy Inc.[2,3]	2,450,000	2,032
High Arctic Energy Services Inc.[2]	1,923,000	4,168
Mart Resources, Inc.[3,4]	6,459,375	3,044
		1,545,836

MATERIALS — 5.25%
Cleveland-Cliffs Inc	1,700,000	132,039
Inmet Mining Corp.	1,500,000	116,483
Sino-Forest Corp.[3]	7,618,000	109,844
Dongkuk Steel Mill Co., Ltd.[1]	2,245,000	72,985
Major Drilling Group International Inc.[2,3]	1,637,500	68,981
Aur Resources Inc.	2,250,000	67,218
Central African Mining & Exploration Co. PLC[1,3]	39,546,569	51,883
Kenmare Resources PLC[1,2,3]	39,316,000	51,379
Croda International PLC[1]	3,565,000	45,217
Cementerie del Tirreno S.p.A.[1]	3,025,000	42,964
AptarGroup, Inc.	1,200,000	42,672
Kemira Oyj[1]	1,705,000	39,172
Reliance Steel & Aluminum Co.	664,272	37,372
Taiwan Cement Corp.[1]	26,755,769	31,199
Peter Hambro Mining PLC[1,3]	1,690,000	30,112
SSCP Co., Ltd.[1,3]	890,000	28,315
Yamana Gold Inc.	2,400,000	26,757
Nikanor PLC[1,3]	2,112,945	26,150
Minerals Technologies Inc.	380,000	25,441
Asian Paints Ltd.[1]	1,270,200	25,367
Eastern Platinum Ltd.[3]	8,061,700	18,158
Eastern Platinum Ltd.[3,4]	2,500,000	5,631
James Hardie Industries NV1	3,000,000	22,088
Mineral Deposits Ltd.[1,2,3]	16,220,000	18,322
Banro Corp.[3,4]	1,750,000	18,142
Gem Diamonds Ltd.[1,3]	800,000	16,348
PT Semen Gresik[1]	2,715,000	15,555
European Minerals Corp. (GBP denominated)[1,3]	6,880,000	9,907
European Minerals Corp.[3]	3,300,000	4,883
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	14,604
Peak Gold Ltd.[3,4]	12,500,000	7,775
Peak Gold Ltd.[3]	6,000,000	3,732
Shree Cement Ltd.[1]	350,000	11,032
ACC Ltd.[1]	452,000	10,418
European Goldfields Ltd.[1,3]	1,996,000	10,198
Hung Hing Printing Group Ltd.[1]	17,199,000	9,812
Oriel Resources PLC[1,3,4]	7,787,500	9,128
Valspar Corp.	300,000	8,523
Hanil Cement Co., Ltd.[1]	64,878	8,045
Mwana Africa PLC[1,3,4]	5,980,000	8,033
Gammon Gold Inc.[3]	539,200	6,819
Energem Resources Inc.[2,3]	8,002,500	2,979
Energem Resources Inc.[1,2,3,4]	2,200,000	729
		1,312,411

CONSUMER STAPLES — 2.90%
Lindt & Sprüngli AG, participation certificate[1]	19,166	52,127
Lindt & Sprüngli AG1	1,694	50,298
Coca-Cola Icecek AS, Class C1	7,623,603	57,539
Olam International Ltd.[1]	28,265,000	56,943
AMOREPACIFIC Corp.[1]	67,864	53,772
China Mengniu Dairy Co.[1]	15,398,000	53,225
Bare Escentuals, Inc.[3]	1,308,800	44,696
Fresh Del Monte Produce Inc.	1,732,500	43,399
Andersons, Inc.[2]	900,000	40,797
Anadolu Efes Biracılık ve Malt Sanayii AS¸[1]	900,000	35,933
BJ’s Wholesale Club, Inc.[3]	948,000	34,156
Poslovni sistem Mercator, dd1	67,735	33,031
Hite Brewery Co., Ltd.[1]	210,000	27,248
Church & Dwight Co., Inc.	455,600	22,078
Universal Robina Corp.[1]	51,235,000	20,738
Massmart Holdings Limited[1]	1,515,000	18,567
IAWS Group PLC[1]	807,000	16,905
Central Garden & Pet Co., Class A3	1,250,000	14,663
Nireus Aquaculture SA1,2	2,075,000	13,803
Green Mountain Coffee Roasters, Inc.[3]	175,000	13,780
PT Astra Agro Lestari Tbk[1]	7,950,000	12,093
WD-40 Co.	241,846	7,949
		723,740

TELECOMMUNICATION SERVICES — 1.77%
Time Warner Telecom Inc., Class A3	3,600,000	72,360
LG Telecom Ltd.[1,3]	6,370,000	70,464
DiGi.Com Bhd.[1]	9,882,500	65,825
NTELOS Holdings Corp.	1,604,175	44,339
Manitoba Telecom Services Inc.	815,000	36,015
Partner Communications Co. Ltd.[1]	2,035,000	32,770
Partner Communications Co. Ltd. (ADR)	125,000	2,018
NeuStar, Inc., Class A3	1,125,040	32,592
True Corp. PCL[1,3]	107,000,000	23,843
Total Access Communication PCL[1,3]	17,046,000	21,978
Telemig Celular Participações SA, preferred nominative	5,248,431,503	13,259
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	8,205
GLOBE TELECOM, Inc.[1]	526,867	15,439
Unwired Group Ltd.[1,3]	12,400,000	2,525
		441,632

UTILITIES — 1.30%
Xinao Gas Holdings Ltd.[1,2]	56,438,000	70,982
CESC Ltd.[1,2]	5,829,000	54,354
GVK Power & Infrastructure Ltd.[1,2,4]	2,755,070	33,098
GVK Power & Infrastructure Ltd.[1,2]	602,394	7,237
Glow Energy PCL[1]	37,970,000	33,530
First Gen Corp.[1,3]	19,546,000	28,738
AES Tietê SA, preferred nominative	600,000,000	23,344
Northumbrian Water Group PLC[1]	3,425,000	20,975
Electricity Generating PCL[1]	6,535,500	20,440
Energen Corp.	200,000	10,988
Ratchaburi Electricity Generating Holding PCL[1]	7,560,000	10,180
Tata Power Co. Ltd.[1]	579,151	9,576
		323,442

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		1,243,938

Total common stocks (cost: $16,065,346,000)		23,143,660

Preferred stocks — 0.05%

CONSUMER DISCRETIONARY — 0.05%
HUGO BOSS AG1	215,000	12,873

Total preferred stocks (cost: $8,833,000)		12,873

Rights & warrants — 0.07%

MATERIALS — 0.06%
Kenmare Resources PLC, warrants, expire 2009[2,3]	5,775,000	5,359
Eastern Platinum Ltd., warrants, expire 2009[3]	1,750,000	1,550
Eastern Platinum Ltd., warrants, expire 2008[3]	2,043,750	1,522
European Minerals Corp., warrants, expire 2010[3]	3,440,000	2,075
European Minerals Corp., warrants, expire 2011[3]	1,650,000	793
Peak Gold Ltd., warrants, expire 2012[3]	6,250,000	1,855
Oriel Resources PLC, warrants, expire 2010[3,4]	2,500,000	753
Energem Resources Inc., warrants, expire 2009[1,2,3,4]	2,200,000	200
Energem Resources Inc., warrants, expire 2008[1,2,3]	1,200,000	9
		14,116

ENERGY — 0.01%
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	$1,869
Bankers Petroleum Ltd., warrants, expire 2012[3,4]	1,100,000	280
Mart Resources, Inc., warrants, expire 2008[1,3,4]	3,229,687	256
		2,405

CONSUMER STAPLES — 0.00%
Nireus Aquaculture SA, rights, expire 2007[1,2,3]	2,075,000	1,095
Nireus Aquaculture SA, rights, expire 2007[1,2,3]	2,075,000	28
		1,123

HEALTH CARE — 0.00%
Gentium SpA (ADR), warrants, expire 2011[1,2,3,4]	90,000	537

Total rights & warrants (cost: $2,218,000)		18,181

	Shares or
Convertible securities — 0.09%	principal amount

INFORMATION TECHNOLOGY — 0.05%
Fluidigm Corp., Series E, convertible preferred[1,3,4]	2,225,000	8,900
HowStuffWorks Inc., Series B, convertible preferred[1,3,4]	39,333	3,041
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	375,000	—
		11,941

CONSUMER DISCRETIONARY — 0.03%
Spot Runner, Inc., Series C, convertible preferred[1,3,4]	1,626,016	7,578

TELECOMMUNICATION SERVICES — 0.01%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$1,600,000	2,012

Total convertible securities (cost: $21,416,000)		21,531

	Principal amount
Bonds & notes — 0.07%	(000)

CONSUMER DISCRETIONARY — 0.07%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	16,600	16,351

Total bonds & notes (cost: $15,680,000)		16,351

Short-term securities — 7.05%

Liberty Street Funding Corp. 5.235%–5.30% due 7/23–8/22/2007[4]	208,100	206,993
ING (U.S.) Funding LLC 5.225%–5.24% due 7/13–8/17/2007	140,000	139,499
Mont Blanc Capital Corp. 5.24%–5.26% due 7/9–8/14/2007[4]	65,810	65,515
Barclays U.S. Funding Corp. 5.235%–5.245% due 7/9–8/6/2007	136,800	136,342
Sheffield Receivables Corp. 5.28% due 7/18/2007[4]	29,800	29,721
Amsterdam Funding Corp. 5.255%–5.27% due 7/11–8/9/2007[4]	137,300	136,903
Swedbank Mortgage AB 5.22%–5.24% due 7/30–9/4/2007	125,900	125,063
American Honda Finance Corp. 5.21%–5.22% due 7/18–7/31/2007	97,600	97,249
CBA (Delaware) Finance Inc. 5.23%–5.265% due 7/6–7/23/2007	76,900	76,708
Bank of Ireland 5.235%–5.245% due 8/16–9/4/2007[4]	70,800	70,195
Freddie Mac 5.115%–5.135% due 7/2–10/19/2007	68,200	67,784
Bank of America Corp. 5.235% due 8/3/2007	62,500	62,203
Federal Home Loan Bank 5.115%–5.14% due 7/6–7/25/2007	60,600	60,434
Fannie Mae 5.10%–5.12% due 7/20–8/8/2007[5]	56,880	56,662
BMW U.S. Capital LLC 5.22% due 8/8/2007[4]	44,400	44,149
BASF AG 5.23% due 7/19/2007[4]	43,000	42,887
Barton Capital LLC 5.25–5.26% due 7/11–7/31/2007[4]	36,400	36,308
Société Générale North America, Inc. 5.28% due 8/6/2007	4,000	3,978
Stadshypotek Delaware Inc. 5.24% due 7/3/2007[4]	36,400	36,384
AstraZeneca PLC 5.26% due 7/12/2007	20,000	19,965
AstraZeneca PLC 5.27% due 8/2/2007[4]	16,100	16,022
Siemens Capital Co. LLC 5.25% due 7/23–8/15/2007[4]	31,200	31,054
DaimlerChrysler Revolving Auto Conduit LLC 5.26% due 7/18/2007	30,903	30,822
UBS Finance (Delaware) LLC 5.23% due 8/1/2007	30,000	29,867
Private Export Funding Corp. 5.20% due 7/10/2007[4]	26,000	25,962
Bank of Montreal 5.23% due 8/15/2007	25,300	25,139
Home Depot Inc. 5.19% due 7/13/2007[4]	25,000	24,953
Toyota Motor Credit Corp. 5.22% due 8/13/2007	25,000	24,842
Allied Irish Banks N.A. Inc. 5.205% due 8/13/2007[4]	15,100	15,004
Three Pillars Funding, LLC 5.37% due 7/2/2007[4]	13,000	12,994
Old Line Funding, LLC 5.255% due 7/13/2007[4]	10,000	9,981

Total short-term securities (cost: $1,761,414,000)		1,761,582

Total investment securities (cost: $17,874,907,000)		24,974,178
Other assets less liabilities		3,363

Net assets		$24,977,541

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $12,737,728,000.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,154,429,000, which represented 4.62% of the net assets of the fund.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/07 (000)

Samsung Engineering Co., Ltd.	2,587,640	—	7,443	2,580,197	$1,858	$272,456
OPTI Canada Inc.	10,409,600	1,297,000	—	11,706,600	—	250,659
OPTI Canada Inc.	420,000	—	—	420,000	—	8,993
OPTI Canada Inc., warrants, expire 2008	105,000	—	—	105,000	—	1,869
Kingboard Chemical Holdings Ltd.	45,946,000	3,988,200	—	49,934,200	7,566	229,493
Kingboard Chemical Holdings,
warrants, expire 2006	3,988,200	—	3,988,200	—	—	—
Quicksilver Resources Inc.	4,999,150	—	315,000	4,684,150	—	208,819
Daegu Bank, Ltd.	10,399,890	170,110	—	10,570,000	5,354	185,272
Pusan Bank	11,477,500	249,000	—	11,726,500	4,421	168,938
Jumbo SA	4,164,956	660,000	—	4,824,956	1,454	167,457
Kyphon Inc.	3,145,600	424,647	327,200	3,243,047	—	156,153
Novell, Inc.	5,394,100	12,583,900	—	17,978,000	—	140,049
Tripod Technology Corp.	21,391,920	3,588,000	—	24,979,920	—	127,774
Fourlis	3,310,000	764,000	—	4,074,000	—	121,171
A-TEC Industries AG	—	453,250	—	453,250	1,477	116,643
Korea Kumho Petrochemical Co., Ltd.	1,810,940	—	—	1,810,940	1,138	116,216
Orco Property Group SA	346,107	364,347	—	710,454	671	112,011
IndyMac Bancorp, Inc.	1,299,200	2,540,235	—	3,839,435	5,057	111,996
JetBlue Airways Corp.	7,654,023	3,545,977	1,750,000	9,450,000	—	111,037
Medicis Pharmaceutical Corp., Class A	3,695,000	75,000	225,000	3,545,000	322	108,264
Dolphin Capital Investors Ltd.	—	32,021,860	—	32,021,860	—	107,925
Integra LifeSciences Holdings Corp.	2,189,500	50,500	75,000	2,165,000	—	106,994
CNET Networks, Inc.	10,655,000	—	—	10,655,000	—	87,264
Banyan Tree Holdings Ltd.	33,769,000	20,114,000	3,465,000	50,418,000	627	86,721
Lions Gate Entertainment Corp.	7,728,500	—	—	7,728,500	—	85,245
American Axle & Manufacturing
Holdings, Inc.	2,850,000	—	—	2,850,000	1,283	84,417
Arbitron Inc.	1,496,760	—	—	1,496,760	449	77,128
CKE Restaurants, Inc.	1,384,179	2,340,821	—	3,725,000	508	74,761
Xinao Gas Holdings Ltd.	56,438,000	—	—	56,438,000	559	70,982
Blue Nile, Inc.	860,375	309,565	—	1,169,940	—	70,664
Honeys Co., Ltd.	—	1,739,690	—	1,739,690	282	70,127
Major Drilling Group International Inc.	—	1,637,500	—	1,637,500	—	68,981
AB Lindex	—	5,118,000	—	5,118,000	3,186	68,684
Jackson Hewitt Tax Service Inc.	—	2,390,000	—	2,390,000	687	67,183
Mentor Graphics Corp.	3,000,000	2,078,000	—	5,078,000	—	66,877
Michaniki SA	3,935,000	415,000	—	4,350,000	820	49,171
Michaniki SA, preference shares	—	1,687,900	—	1,687,900	318	14,509
Genesis Lease Ltd. (ADR)	—	2,190,000	—	2,190,000	1,147	60,006
SkillSoft PLC (ADR)	1,696,800	4,553,200	—	6,250,000	—	58,062
Kenmare Resources PLC	39,316,000	—	—	39,316,000	—	51,379
Kenmare Resources PLC,
warrants, expire 2009	5,775,000	—	—	5,775,000	—	5,359
Greatbatch, Inc.	1,744,400	—	—	1,744,400	—	56,519
Pyeong San Co., Ltd.	—	1,150,140	—	1,150,140	60	55,900
Semtech Corp.	5,900,000	—	2,750,000	3,150,000	—	54,589
TK Corp.	—	1,580,000	—	1,580,000	91	54,496
CESC Ltd.	5,829,000	—	—	5,829,000	—	54,354
Synenco Energy Inc., Class A	1,815,000	886,000	—	2,701,000	—	38,615
Synenco Energy Inc., Class A	1,100,000	—	—	1,100,000	—	15,726
Ekornes ASA	2,237,598	—	—	2,237,598	2,353	50,840
Interhyp AG	298,903	155,947	—	454,850	831	49,508
Volcano Corp.	2,303,900	263,000	130,100	2,436,800	—	49,248
Vital Signs, Inc.	580,000	255,000	—	835,000	188	46,384
FoxHollow Technologies, Inc.	1,994,900	181,500	—	2,176,400	—	46,227
Chart Industries, Inc.	1,613,500	—	—	1,613,500	—	45,888
China Medical Technologies, Inc. (ADR)	—	1,395,500	—	1,395,500	—	44,405
Jammu and Kashmir Bank Ltd.	—	2,617,000	—	2,617,000	740	43,617
BA Energy Inc.	5,611,692	—	—	5,661,692	—	42,685
BA Energy Inc., warrants, expire 2006	947,400	—	947,400	—	—	—
Unitech Corporate Parks PLC	—	23,399,700	—	23,399,700	—	42,618
Apollo Hospitals Enterprise Ltd.	3,275,000	—	—	3,275,000	227	41,971
Citi Trends, Inc.	1,073,916	7,584	—	1,081,500	—	41,054
Andersons, Inc.	—	900,000	—	900,000	77	40,797
Applied Micro Circuits Corp.	—	16,275,000	—	16,275,000	—	40,688
GVK Power & Infrastructure Ltd.	—	2,755,070	—	2,755,070	—	33,098
GVK Power & Infrastructure Ltd.	—	602,394	—	602,394	—	7,237
Fleetwood Enterprises, Inc.	—	4,405,000	—	4,405,000	—	39,865
Unisteel Technology Ltd.	9,655,000	17,435,000	—	27,090,000	814	39,666
Regal Petroleum PLC	7,817,000	—	—	7,817,000	—	36,780
IBT Education Ltd.	21,727,690	—	—	21,727,690	730	35,024
ORBCOMM Inc.	—	2,456,000	350,000	2,106,000	—	34,559
Veeco Instruments Inc.	1,598,523	—	—	1,598,523	—	33,153
Altra Holdings, Inc.	—	1,905,548	—	1,905,548	—	32,928
Warren Resources, Inc.	3,255,000	1,000,000	1,505,000	2,750,000	—	32,120
Echelon Corp.	2,000,000	—	—	2,000,000	—	31,260
Internet Capital Group, Inc.	2,100,000	400,000	—	2,500,000	—	31,000
SFA Engineering Corp.	553,700	38,440	—	592,140	596	30,805
Nien Made Enterprise Co., Ltd.	26,156,000	—	—	26,156,000	—	29,160
I-Flow Corp.	1,100,000	619,000	—	1,719,000	—	28,776
Jamba, Inc.	—	3,075,000	—	3,075,000	—	28,105
Entertainment Rights PLC	—	42,500,000	—	42,500,000	—	27,245
Gruppo MutuiOnline SpA	—	3,160,000	—	3,160,000	—	25,662
Insulet Corp.	—	1,736,460	—	1,736,460	—	24,658
JVM Co., Ltd.	—	411,000	—	411,000	—	24,406
Eastern Property Holdings Ltd.	—	219,978	—	219,978	385	24,396
ValueVision Media, Inc., Class A	2,400,000	—	350,000	2,050,000	—	23,206
Transmile Group Bhd.	—	17,550,000	—	17,550,000	—	23,075
O2Micro International Ltd. (ADR)	3,055,000	—	1,055,000	2,000,000	—	22,150
Peet’s Coffee & Tea, Inc.	—	877,000	—	877,000	—	21,601
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	388	21,433
Hythiam, Inc.	2,425,000	475,000	425,000	2,475,000	—	21,409
Hung Poo Real Estate Development Corp.	16,367,000	861,000	—	17,228,000	—	20,625
PetMed Express, Inc.	—	1,500,000	—	1,500,000	—	19,260
Mineral Deposits Ltd.	16,220,000	—	—	16,220,000	—	18,322
Funcom NV	—	2,750,000	99,250	2,650,750	—	17,544
Halla Engineering & Construction Corp.	626,000	—	—	626,000	281	17,140
Ichia Technologies, Inc.	16,995,177	—	—	16,995,177	—	16,463
CDNetworks Co., Ltd.	—	647,173	—	647,173	—	15,807
Nireus Aquaculture SA	—	2,075,000	—	2,075,000	223	13,803
Nireus Aquaculture SA, rights, expire 2007	—	2,075,000	—	2,075,000	—	1,095
Nireus Aquaculture SA, rights, expire 2007	—	2,075,000	—	2,075,000	—	28
SupportSoft, Inc.	2,554,400	—	—	2,554,400	—	13,947
Spark Networks PLC (GDR)	1,300,000	—	—	1,300,000	—	7,087
Spark Networks PLC (ADR)	1,103,000	—	—	1,103,000	—	6,000
YBM Sisa.com Inc.	624,449	48,749	—	673,198	181	12,929
Gentium SpA (ADR)	450,000	300,000	—	750,000	—	12,375
Gentium SpA (ADR), warrants, expire 2011	90,000	—	—	90,000	—	537
Ono Sokki Co., Ltd.	—	1,609,000	—	1,609,000	143	11,732
Vical Inc.	2,075,279	175,000	—	2,250,279	—	11,679
Sharper Image Corp.	950,000	—	—	950,000	—	10,820
Introgen Therapeutics, Inc.	—	2,677,100	—	2,677,100	—	9,638
TICON Property Fund	24,700,000	5,700,000	—	30,400,000	546	9,244
Sanctuary Group PLC	14,412,733	—	—	14,412,733	—	5,753
Gaming VC Holdings SA	2,023,800	—	—	2,023,800	869	5,501
Phoenix PDE Co., Ltd.	1,500,000	—	—	1,500,000	135	4,874
Caspian Energy Inc.	2,450,000	—	—	2,450,000	—	2,032
Caspian Energy Inc. (GBP denominated)	3,450,000	—	—	3,450,000	—	2,505
High Arctic Energy Services Inc.	—	1,923,000	—	1,923,000	—	4,168
Energem Resources Inc.	8,002,500	—	—	8,002,500	—	2,979
Energem Resources Inc.	—	2,200,000	—	2,200,000	—	729
Energem Resources Inc.,
warrants, expire 2009	—	2,200,000	—	2,200,000	—	200
Energem Resources Inc.,
warrants, expire 2008	1,200,000	—	—	1,200,000	—	9
Vision-Sciences, Inc.	1,884,500	—	—	1,884,500	—	2,733
Imagelinx PLC	17,785,714	3,600,000	—	21,385,714	—	536
ZOOTS	25,173	—	—	25,173	—	234
Advanced Magnetics, Inc.*	—	875,000	375,000	500,000	—	—
ArthroCare Corp.*	1,431,700	15,000	97,700	1,349,000	—	—
Aventine Renewable Energy, Inc.*	2,200,000	100,000	2,300,000	—	—	—
Ballarat Goldfields NL*	53,355,000	—	53,355,000	—	—	—
Ballarat Goldfields NL*	10,250,000	—	10,250,000	—	—	—
Ballast Nedam NV*	628,753	33,742	325,000	337,495	518	—
Bankrate, Inc.*	—	1,175,000	1,175,000	—	—	—
Billing Services Group Ltd.*	16,548,800	—	16,548,800	—	—	—
CARBO Ceramics Inc.*	1,473,240	—	1,473,240	—	177	—
Career Technology (MFG.) Co., Ltd.*	14,957,559	—	14,957,559	—	—	—
Centennial Bank Holdings, Inc.*	2,700,000	—	1,400,000	1,300,000	—	—
Centennial Bank Holdings, Inc.*	1,515,000	—	953,300	561,700	—	—
Delta Petroleum Corp.*	2,829,000	790,000	799,000	2,820,000	—	—
Dongkuk Steel Mill Co., Ltd.*	3,355,000	—	1,110,000	2,245,000	2,259	—
Downer EDI Ltd.*	18,641,198	172,121	11,813,319	7,000,000	766	—
First Africa Oil PLC*	172,338,000	—	172,338,000	—	—	—
GES International*	42,700,000	—	42,700,000	—	—	—
Hemtex AB*	1,175,000	260,000	—	1,435,000	—	—
Infoteria Corp.*	2,577	—	—	2,577	—	—
Interflex Co., Ltd.*	799,000	—	635,107	163,893	—	—
KEC Corp.*	3,926,550	—	3,906,550	20,000	—	—
KEC Holdings Co. Ltd.*	1,308,849	—	527,600	781,249	—	—
Knot, Inc.*	670,000	—	670,000	—	—	—
Knot, Inc.*	1,200,000	—	1,200,000	—	—	—
Kyeryong Construction Industrial Co., Ltd.*	493,190	66,060	559,250	—	427	—
Levitt Corp., Class A*	1,000,000	—	1,000,000	—	37	—
Lojas Renner SA, ordinary nominative*	1,330,000	5,320,000	700,000	5,950,000	1,211	—
LS Industrial Systems Co., Ltd.*	1,950,000	—	991,000	959,000	1,313	—
Marchex, Inc., Class B*	2,125,000	—	1,875,000	250,000	82	—
MKS Instruments, Inc.*	2,849,944	—	2,849,944	—	—	—
Myogen, Inc.*	2,315,000	—	2,315,000	—	—	—
Nabi Biopharmaceuticals*	3,050,000	—	3,050,000	—	—	—
NuVasive, Inc.*	1,709,000	—	700,000	1,009,000	—	—
PGG Wrightson Ltd.*	16,195,000	—	16,195,000	—	329	—
Plantynet Co., Ltd.*	537,600	—	537,600	—	—	—
PMC-Sierra, Inc.*	11,500,000	850,000	11,250,000	1,100,000	—	—
Progressive Gaming International Corp.*	2,600,000	173,000	1,821,300	951,700	—	—
Restaurant Group PLC*	12,499,555	—	5,646,222	6,853,333	887	—
SEEK Ltd.*	14,768,997	—	2,492,985	12,276,012	675	—
Silitech Technology Corp.*	10,515,798	950,000	8,569,200	2,896,598	6	—
Sino-Forest Corp.*	9,422,800	—	1,804,800	7,618,000	—	—
Spot Runner, Inc.*	—	1,313,877	—	1,313,877	—	—
Spot Runner, Inc., Series C,
convertible preferred*	—	1,626,016	—	1,626,016	—	—
Thanachart Capital PLC*	86,650,000	—	57,140,800	29,509,200	1,439	—
Tupperware Brands Corp.*	2,500,000	800,000	325,000	2,975,000	2,107	—
Unibet Group PLC (SDR)*	1,778,470	—	1,778,470	—	—	—
Veda Advantage Ltd.*	13,885,000	—	13,885,000	—	—	—
WD-40 Co.*	900,000	—	658,154	241,846	648	—
webMethods, Inc.*	—	4,105,000	4,105,000	—	—	—
Wright Medical Group, Inc.*	2,742,800	—	2,350,000	392,800	—	—
					$61,923	$6,144,943
*Unaffiliated issuer at 6/30/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,478,414
Gross unrealized depreciation on investment securities	(726,804)
Net unrealized appreciation on investment securities	6,751,610
Cost of investment securities for federal income tax purposes	18,222,568

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-935-0807O-S10939

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: August 28, 2007